united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 681370

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 9/30/17

Item 1. Schedule of Investments.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares					Value
	COMMON STOCK - 110.2%
	AGRICULTURE - 5.1%
985,332	Cadiz, Inc. * +				$ 12,513,716

	COMMERCIAL SERVICES - 4.8%
160,399	Macquarie Infrastructure Corp. +				11,577,600

	ELECTRIC- 9.7%
238,317	Brookfield Infrastructure Partners LP				12,437,995
330,000	Brookfield Renewable Partners LP				11,061,600
					23,499,595
	ENTERTAINMENT - 0.1%
1,000	Vail Resorts, Inc. +				228,120

	LEISURE TIME - 4.4%
2,992,821	Drive Shack, Inc.				10,804,084

	LODGING - 12.4%
112,000	Las Vegas Sands Corp.				7,185,920
336,104	MGM Resorts International * +				10,953,629
80,000	Wynn Resorts Ltd.				11,913,600
					30,053,149
	REAL ESTATE INVESTMENT TRUSTS - 73.7%
95,000	Alexandria Real Estate Equities, Inc. +				11,302,150
83,500	American Tower Corp. +				11,412,780
20,000	Boston Properties, Inc.				2,457,600
113,500	CoreSite Realty Corp.				12,700,650
123,453	Crown Castle International Corp. +				12,342,831
218,700	CyrusOne, Inc.				12,887,991
143,000	Education Realty Trust, Inc.				5,137,990
31,380	Equinix, Inc.				14,004,894
76,300	Equity LifeStyle Properties, Inc. +				6,491,604
66,200	Extra Space Storage, Inc.				5,290,704
120,000	Healthcare Realty Trust, Inc.				3,880,800
309,000	Healthcare Trust of America, Inc. +				9,208,200
119,600	Hudson Pacific Properties, Inc.				4,010,188
309,481	National Storage Affiliates Trust +				7,501,820
1,063,100	New Residential Investment Corp. +				17,785,663
224,200	QTS Realty Trust, Inc. +				11,739,112
64,100	SBA Communications Corp. +				9,233,605
309,085	Starwood Waypoint Homes +				11,241,422
119,700	Sun Communities, Inc. +				10,255,896
					178,885,900
	TOTAL COMMON STOCK (Cost - $231,196,783)				267,562,164

		Dividend Rate (%)	Maturity Date
	PREFERRED STOCK - 0.0% ^
	LEISURE TIME - 0.0% ^
1,000	Drive Shack, Inc. (Cost - $24,728)	8.375	Perpetual		25,120

	TOTAL INVESTMENTS - 110.2% (Cost - $231,221,511) (a)				$ 267,587,284
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%				(24,764,477)
	NET ASSETS - 100.0%				$ 242,822,807

	SECURITIES SOLD SHORT - 9.1%
	COMMON STOCK - 9.1%
	REAL ESTATE INVESTMENT TRUSTS - 9.1%
122,000	Iron Mountain, Inc.				$ 4,745,800
100,134	Mack-Cali Realty Corp.				2,374,177
132,061	Monmouth Real Estate Investment Corp.				2,138,068
200,034	Tier REIT, Inc.				3,860,656
150,000	Weingarten Realty Investors				4,761,000
331,390	Whitestone REIT				4,324,639
	TOTAL COMMON STOCK (Proceeds - $21,054,826)				$ 22,204,340

Number of	WRITTEN OPTIONS - (0.0)% ^
Contracts **	PUT OPTIONS - (0.0)% ^	Counterparty	Notional Value
100	Cadiz, Inc., October 2017, @ $12.50 (Proceeds - $7,865)	JP Morgan Chase & Co.	10/20/2017		$ 6,750

REIT	Real Estate Investment Trust
Pereptual	Perpetual bonds are fixed income instruments without defind maturity dates.
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
^	Represents less than 0.05%
+	All or part of the security was held as collateral for securities sold short as of September 30, 2017. These securities amounted to $87,457,123.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short) is $216,633,438 1and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 34,436,734
				Unrealized Depreciation:	(6,666,041)
				Net Unrealized Appreciation:	$ 27,770,693

Altegris Mutual Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available, the spread between bid and asked prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Opportunistic Real Estate
Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 267,562,164	$ -	$ -	$ 267,562,164
Preferred Stock	25,120			25,120
Total Assets	$ 267,587,284	$ -	$ -	$ 267,587,284
Liabilities
Securities Sold Short*
Common Stock	$ 22,204,340	$ -	$ -	$ 22,204,340
Derivatives
Written Options	6,750			6,750
Total Liabilities	$ 22,211,090	$ -	$ -	$ 22,211,090

* See each Fund's Schedule of Investments for breakdown by industry.
The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Altegris Multi-Strategy Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares							Value
		MUTUAL FUNDS - 95.0%
		ALTERNATIVE FUND - 28.7%
615,222		CRM Long/Short Opportunities Fund - Institutional Shares *					$ 6,367,545

		ASSET ALLOCATION FUNDS - 32.8%
387,134		Altegris Futures Evolution Strategy Fund - Class I (a)					3,639,057
406,266		Altegris GSA Trend Strategy Fund - Class I (a) *					3,642,749
							7,281,806
		DEBT FUND - 33.5%
621,798		Western Asset Macro Opportunities Fund - Class I					7,430,486

		TOTAL MUTUAL FUNDS (Cost - $20,531,039)					21,079,837

		TOTAL INVESTMENTS - 95.0% (Cost - $20,531,039) (b)					$ 21,079,837
		OTHER ASSETS LESS LIABILITIES - 5.0%					1,111,213
		NET ASSETS - 100.0%					$ 22,191,050

	*	Non-income producing security.
	(a)	Class I Shares of affiliated investment companies.
	(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,595,416 and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:
						Unrealized Appreciation:	$ 1,021,205
						Unrealized Depreciation:	(536,784)
						Net Unrealized Appreciation:	$ 484,421

Investments In Affiliates

Investments in other investment companies advised by the Advisor are defined as "affiliated". Transactions in affiliates for the three months ended September 30, 2017 were as follows:

							Value of
		Beginning			Ending	Dividend	affiliates at
		Shares	Additions	Reductions	Shares	Income	September 30, 2017
Altegris Futures Evolution Strategy Fund		422,949	1,122	(36,937)	387,134	$ 10,623	$ 3,639,057
Altegris GSA Trend Strategy Fund		440,326	-	(34,060)	406,266	-	3,642,749

Altegris Multi-Strategy Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available, the spread between bid and asked prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Affiliated Investments
Mutual Funds	$ 21,079,837	$ -	$ -	$ 21,079,837

The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 11/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 11/28/17

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 11/28/17